Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 170,435	$ 751,686
Trade and other receivables	105,755	61,228
Inventory	3,156	2,117
Prepaid expenses	16,250	12,254
Income taxes receivable	4,714	3,126
Current portion of advances to third parties	0	579
Current portion of contract assets	1,038	1,215
Other current assets	7,582	0
Total current assets before segregated funds	308,930	832,205
Segregated funds	1,455,376	823,666
Total current assets	1,764,306	1,655,871
Non-current assets
Advances to third parties	0	1,721
Property and equipment	33,094	31,881
Intangible assets	1,305,048	694,995
Goodwill	1,987,737	1,114,593
Deferred tax assets	4,336	17,172
Contract assets	835	997
Processor and other deposits	4,310	4,757
Other non-current assets	35,601	2,682
Total Assets	5,135,267	3,524,669
Current liabilities
Trade and other payables	179,415	125,533
Income taxes payable	25,563	16,864
Current portion of loans and borrowings	12,470	8,652
Other current liabilities	7,859	4,224
Total current liabilities before due to merchants	225,307	155,273
Due to merchants	1,455,376	823,666
Total current liabilities	1,680,683	978,939
Non-current liabilities
Loans and borrowings	1,248,074	502,102
Deferred tax liabilities	151,921	61,704
Other non-current liabilities	10,374	2,434
Total Liabilities	3,091,052	1,545,179
Equity
Share capital	1,969,734	1,972,592
Contributed surplus	324,941	202,435
Deficit	(224,902)	(166,877)
Accumulated other comprehensive loss	(43,456)	(39,419)
Equity attributable to shareholders	2,026,317	1,968,731
Non-controlling interest	17,898	10,759
Total Equity	2,044,215	1,979,490
Total Liabilities and Equity	$ 5,135,267	$ 3,524,669